Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

February 1, 2023

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 767 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 777 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on January 24, 2023.

If you have any questions, please contact me at (617) 895-9401.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

C&B Mid Cap Value Fund
Common Stock Fund
Discovery Mid Cap Growth Fund
Discovery SMID Cap Growth Fund
Opportunity Fund
Special Mid Cap Value Fund